Other Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2024
Other Taxes Payable [Abstract]
Schedule of Other Taxes Payable

As of December 31, 2024 and 2023, other taxes payable consisted of the following:

	December 31, 2024	December 31, 2023
VAT payable	$20,234	$22,916
Income tax payable	2,388	2,455
Business tax payable	2,467	2,791
Others	6	16
	$25,095	$28,178